BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3. BUSINESS COMBINATION
On June 3, 2020, the Company and VectoIQ consummated the merger contemplated by the Business Combination Agreement, with Legacy Nikola surviving the merger as a wholly-owned subsidiary of VectoIQ. Immediately prior to the closing of the Business Combination, all shares of outstanding redeemable convertible preferred stock of Legacy Nikola were automatically converted into shares of Legacy Nikola common stock. Upon the consummation of the Business Combination, each share of Legacy Nikola common stock issued and outstanding was canceled and converted into the right to receive 1.901 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).
Upon the closing of the Business Combination, VectoIQ’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 750,000,000 shares, of which 600,000,000 shares were designated common stock, $0.0001 par value per share, and of which 150,000,000 shares were designated preferred stock, $0.0001 par value per share.
In connection with the execution of the Business Combination Agreement, VectoIQ entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and VectoIQ agreed to sell to the Subscribers, an aggregate of 52,500,000 shares of the Company’s common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $525.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Business Combination.
Prior to the closing of the Business Combination, Legacy Nikola repurchased 2,850,930 shares of Legacy Nikola’s Series B redeemable convertible preferred stock at the price of $8.77 per share for an aggregate purchase price of $25.0 million pursuant to a Series B preferred stock repurchase agreement (the “Repurchase Agreement”) with Nimbus Holdings LLC (“Nimbus”). The repurchase is retrospectively adjusted in the statement of stockholders’ equity to reflect the Company’s equity structure for all periods presented.
Immediately following the Business Combination, pursuant to a redemption agreement, Nikola redeemed 7,000,000 shares of common stock from M&M Residual, LLC (“M&M Residual”) at a purchase price of $10.00 per share. See Note
7
,
Related Party Transactions
, for further details on the transaction.
The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, VectoIQ was treated as the “acquired” company for financial reporting purposes. See Note 1,
Basis of Presentation
, for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Nikola issuing stock for the net assets of VectoIQ, accompanied by a recapitalization. The net assets of VectoIQ are stated at historical cost, with no goodwill or other intangible assets recorded.
Prior to the Business Combination, Legacy Nikola and VectoIQ filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse acquisition for tax purposes, Legacy Nikola, which was renamed Nikola Subsidiary Corporation in connection with the Business Combination (f/k/a Nikola Corporation), became the parent of the consolidated tax filing group, with Nikola Corporation
(f/k/a VectoIQ Acquisition Corp.) as a subsidiary.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the nine months ended September 30, 2020:

Recapitalization
Cash - VectoIQ’s trust and cash (net of redemptions)	$238,358
Cash - PIPE	525,000
Less: transaction costs and advisory fees paid	(51,210)
Less: VectoIQ loan payoff in conjunction with close	(422)
Less: M&M Residual redemption	(70,000)
Less: Nimbus repurchase	(25,000)

Net Business Combination and PIPE financing	616,726
Less: non-cash net liabilities assumed from VectoIQ	(21,919)
Less: accrued transaction costs and advisory fees	(285)

Net contributions from Business Combination and PIPE financing	$594,522

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	22,986,574
Less: redemption of VectoIQ shares	(2,702)

Common stock of VectoIQ	22,983,872
VectoIQ Founder Shares	6,640,000
Shares issued in PIPE	52,500,000
Less: M&M Residual redemption	(7,000,000)
Less: Nimbus repurchase	(2,850,930)

Business Combination and PIPE financing shares	72,272,942
Legacy Nikola shares (1)	288,631,536

Total shares of common stock immediately after Business Combination	360,904,478

(1)
The number of Legacy Nikola shares was determined from the 151,831,441 shares of Legacy Nikola common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.901. All fractional shares were rounded down.

3. Business Combinations (As Restated)
On June 3, 2020, the Company and VectoIQ consummated the merger contemplated by the Business Combination Agreement, with Legacy Nikola surviving the merger as a wholly-owned subsidiary of VectoIQ. Immediately prior to the closing of the Business Combination, all shares of outstanding redeemable convertible preferred stock of Legacy Nikola were automatically converted into shares of the Company’s common stock. Upon the consummation of the Business Combination, each share of Legacy Nikola common stock issued and outstanding was canceled and converted into the right to receive 1.901 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).
Upon the closing of the Business Combination, VectoIQ’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 750,000,000 shares, of which 600,000,000 shares were designated common stock, $0.0001 par value per share, and of which 150,000,000 shares were designated preferred stock, $0.0001 par value per share.
In connection with the execution of the Business Combination Agreement, VectoIQ entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and VectoIQ agreed to sell to the Subscribers, an aggregate of 52,500,000 shares of the Company’s common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $525.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Business Combination.
Prior to the closing of the Business Combination, Legacy Nikola repurchased 2,850,930 shares of Legacy Nikola’s Series B redeemable convertible preferred stock at the price of $8.77 per share for an aggregate purchase price of $25.0 million pursuant to a Series B preferred stock repurchase agreement (the “Repurchase Agreement”) with Nimbus Holdings LLC (“Nimbus”). The repurchase is retrospectively adjusted in the consolidated statements of stockholders’ equity to reflect the Company’s equity structure for all periods presented.
Immediately following the Business Combination, pursuant to a redemption agreement, Nikola redeemed 7,000,000 shares of common stock from M&M Residual, LLC at a purchase price of $10.00 per share. See Note 8,
Related Party Transactions
, for further details on the transaction.
The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, VectoIQ was treated as the “acquired” company for financial reporting purposes. See Note 1,
Description of Business and Basis of Presentation,
for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Nikola issuing stock for the net assets of VectoIQ, accompanied by a recapitalization. The net assets of VectoIQ are stated at historical cost, with no goodwill or other intangible assets recorded.
Prior to the Business Combination, Legacy Nikola and VectoIQ filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse acquisition for tax purposes, Legacy Nikola, which was renamed Nikola Subsidiary Corporation in connection with the Business Combination (f/k/a Nikola Corporation), became the parent of the consolidated filing group, with Nikola Corporation (f/k/a VectoIQ Acquisition Corp.) as a subsidiary.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the period ended December 31, 2020:

Recapitalization (As Restated)
Cash—VectoIQ’s trust and cash (net of redemptions)	$238,358
Cash—PIPE	525,000
Less: transaction costs and advisory fees paid	(51,210)
Less: VectoIQ loan payoff in conjunction with close	(422)
Less: M&M Residual redemption	(70,000)
Less: Nimbus repurchase	(25,000)

Net Business Combination and PIPE financing	616,726
Less: non-cash net liabilities assumed from VectoIQ	(21,919)
Less: accrued transaction costs and advisory fees	(285)

Net contributions from Business Combination and PIPE financing	$594,522

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	22,986,574
Less: redemption of VectoIQ shares	(2,702)

Common stock of VectoIQ	22,983,872
VectoIQ Founder Shares	6,640,000
Shares issued in PIPE	52,500,000
Less: M&M Residual redemption	(7,000,000)
Less: Nimbus repurchase	(2,850,930)

Business Combination and PIPE financing shares	72,272,942
Legacy Nikola shares (1)	288,631,536

Total shares of common stock immediately after Business Combination	360,904,478

(1)
The number of Legacy Nikola shares was determined from the 151,831,441 shares of Legacy Nikola common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.901. All fractional shares were rounded down.